Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 931,000.00
Previously Paid Amount	142.54
Total Fee Amount	142.54
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 931,000.00
Final Prospectus	true